Note 5 - Prepaids and Other - Prepaids and Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaids	$ 4,283	$ 2,109	$ 1,722
Deposits	539	539	539
Total	4,822	2,648	2,261
Equipment not in use	19,683	19,683
Prepaid supplies inventory	885	0
Royalty - advance payment	240	120
Deferred future financing costs	0	5,083	1,158
Total	$ 20,808	5,203	$ 1,158
Restatement Adjustment
Total		$ 24,886